Expense Example, No Redemption - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Japan Fund - Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	934
5 Years	1,197
10 Years	1,946
Fidelity Advisor Japan Fund - Class C
Expense Example, No Redemption:
1 Year	197
3 Years	609
5 Years	1,047
10 Years	2,072
Fidelity Advisor Japan Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	793
5 Years	1,114
10 Years	2,025
Fidelity Advisor Japan Fund - Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Fidelity Advisor Japan Fund - Class Z
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	$ 978